Variable Interest Entity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Variable Interest Entity

2. Variable Interest Entity

Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 810, Consolidation (“ASC 810”), the Company is required to include in its consolidated financial statements, the financial statements of its variable interest entity (“VIE”). ASC 810 requires a VIE to be consolidated if that company is subject to a majority of the risk of loss for the VIE or is entitled to receive a majority of the VIE’s residual returns. VIEs are those entities in which a company, through contractual arrangements, bears the risk of, and enjoys the rewards normally associated with ownership of the entity, and therefore the company is the primary beneficiary of the entity.

Under ASC 810, a reporting entity has a controlling financial interest in a VIE, and must consolidate that VIE, if the total equity investment at risk is not sufficient to permit the legal entity to finance its activities without additional subordinated financial support provided by any parties, including equity holders. Beginning July 15, 2019, the Company consolidated Critical Mass Industries LLC DBA Good Meds (“CMI” and/or “Good Meds”) as a VIE pursuant to certain intellectual property, administrative and consulting agreements in which the Company is deemed the primary beneficiary of CMI. Accordingly, the results of CMI have been included in the accompanying consolidated financial statements.

Effective December 31, 2021, we entered into a restated and amended administrative services agreement, terminated our license and marketing agreements, and restated the asset purchase agreement with CMI and affiliates. As a result of these agreements, we disposed of all CMI-related assets and extinguished any and all related obligations. For clarity, we have no management or operations decision-making right or responsibility, nor any access to future economic benefits from operation of the assets. Therefore, upon commencing these agreements, we determined that CMI no longer qualifies as a variable interest entity as of December 31, 2021.

CMI Statement of Operations
	For the Three Months Ended March 31,
Description	2022	2021
Net sales	$-	$1,695,925
Cost of goods sold, inclusive of depreciation	-	1,118,735
Gross profit	$-	$577,190

Operating expenses
Personnel costs	-	154,460
Sales and marketing	-	226,347
General and administrative	-	28,988
Legal and professional fees	-	21,515
Total operating expenses	-	431,310
Gain from operations	$-	$145,880

Other income / (expense)
Interest expense	-	(29,264)
Total other income / (expense)	-	(29,264)
Net loss	-	116,616

As a result of new agreements entered with CMI on December 31, 2021, as further detailed in Note 1 above, we disposed of all CMI-related assets and extinguished any and all related obligations in exchange for a $3,600,000 promissory note due to us no later than December 31, 2023.

2. VARIABLE INTEREST ENTITY

Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 810, Consolidation (“ASC 810”), the Company is required to include in its consolidated financial statements, the financial statements of its variable interest entity (“VIE”). ASC 810 requires a VIE to be consolidated if that company is subject to a majority of the risk of loss for the VIE or is entitled to receive a majority of the VIE’s residual returns. VIEs are those entities in which a company, through contractual arrangements, bears the risk of, and enjoys the rewards normally associated with ownership of the entity, and therefore the company is the primary beneficiary of the entity.

Under ASC 810, a reporting entity has a controlling financial interest in a VIE, and must consolidate that VIE, if the total equity investment at risk is not sufficient to permit the legal entity to finance its activities without additional subordinated financial support provided by any parties, including equity holders. Beginning July 15, 2019, the Company consolidated CMI as a VIE pursuant to certain intellectual property, administrative and consulting agreements in which the Company is deemed the primary beneficiary of CMI. Accordingly, the results of CMI have been included in the accompanying consolidated financial statements. Effective December 31, 2021, the Company entered into an asset purchase agreement involving its VIE with Critical Mass Industries, Inc. and John Knapp, the sole shareholder of Critical Mass Industries, Inc., to divest its discontinued operations in cannabis cultivation, where the buyer assumes all assets and liabilities from the Company. Therefore, with regards to both criteria discussed above, the Company no longer has the power to direct activities, absorb losses, or receive benefits from the VIE and as such will no longer consolidate with CMI.

CMI Assets & Liabilities
	As of December 31,
Description	2021	2020
Current assets
Cash and cash equivalents	$-	$196,445
Accounts receivable, net	-	66,043
Inventory, net	-	791,868
Total current assets	-	1,054,356

Total assets	$-	$1,054,356

Current liabilities
Accounts payable and accrued expenses	$-	$211,463
Total current liabilities	-	211,463

Total liabilities	-	211,463
Net assets	$-	$842,893

CMI Statement of Operations
	For the Years Ended December 31,
Description	2021	2020
Net sales	$5,891,894	$6,860,282
Cost of goods sold, inclusive of depreciation	4,132,696	4,901,237
Gross profit	$1,759,198	$1,959,045

Operating expenses
Personnel costs	428,728	402,389
Sales and marketing	816,683	908,502
General and administrative	112,934	231,376
Legal and professional fees	44,092	156,782
Amortization expense	-	26,901
Total operating expenses	1,402,437	1,725,950
Gain from operations	$356,761	$233,095

Other income / (expense)
Interest expense	(49,803)	(153,592)
Goodwill impairment	-	(4,663,514)
Intangibles impairment	-	(361,218
Other income	-	-
Total other income / (expense)	(49,803)	(5,178,324)
Loss on disposal of discontinued operations	(3,021,724)	-
Net income / (loss), before taxes	(2,714,766)	(4,945,229)
Income taxes	(10,235)	(10,235)
Net income / (loss), net of taxes	$(2,725,001)	$(4,955,464)

As a result of new agreements entered with CMI on December 31, 2021, as further detailed in Note 1 above, we disposed of all CMI-related assets and extinguished any and all related obligations in exchange for a $3,600,000 promissory note due to us no later than December 31, 2023. When comparing the carrying value of CMI-related net assets to the value of the loan receivable, we calculated a loss on disposal of discontinued operations of $3,021,724.